Loans Receivable, Net: (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net: [Abstract]
Composition of the loan portfolio by type of loan

	December 31, 2012		December 31, 2011
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family (closed end) first mortgages	$162,335	30.3%	$171,192	30.2%
Second mortgages (closed end)	4,336	0.8%	6,209	1.1%
Home equity lines of credit	37,083	6.9%	38,694	6.8%
Multi-family	33,056	6.2%	33,739	5.9%
Construction	18,900	3.5%	11,931	2.1%
Land	45,906	8.6%	52,338	9.2%
Non-residential real estate	169,436	31.6%	183,485	32.3%

Total mortgage loans	471,052	87.9%	497,588	87.6%
Consumer loans	13,886	2.6%	15,110	2.7%
Commercial loans	50,549	9.5%	54,673	9.7%

Total other loans	64,435	12.1%	69,783	12.4%

Total loans, gross	535,487	100.0%	567,371	100.0%

Deferred loan cost, net of income	146		251
Less allowance for loan losses	(10,648)		(11,262)

Total loans	$524,985		$556,360

Summary of the Company's impaired loans

			Impaired Loans
	Pass	Special Mention	Substandard	Doubtful	Total	Specific Allowance for Impairment	Allowance for Loans not Impaired
December 31, 2012
One-to-four family mortgages	$156,961	779	4,595	—	162,335	754	1,736
Home equity line of credit	34,737	1,109	1,237	—	37,083	68	306
Junior lien	3,821	47	468	—	4,336	196	34
Multi-family	27,463	1,478	4,115	—	33,056	38	486
Construction	14,052	—	4,848	—	18,900	—	256
Land	14,374	7,683	23,849	—	45,906	932	1,252
Non-residential real estate	146,443	1,899	21,094	—	169,436	1,424	2,209
Consumer loans	13,330	—	556	—	13,886	121	217
Commercial loans	44,191	516	5,842	—	50,549	308	311

Total	$455,372	13,511	66,604	—	535,487	3,841	6,807

			Impaired Loans
	Pass	Special Mention	Substandard	Doubtful	Total	Specific Allowance for Impairment	Allowance for Loans not Impaired
December 31, 2011
One-to-four family mortgages	$153,375	9,434	8,153	230	171,192	728	1,912
Home equity line of credit	36,528	1,694	233	239	38,694	131	277
Junior lien	4,778	622	809	—	6,209	180	97
Multi-family	20,715	7,073	5,951	—	33,739	26	1,175
Construction	9,943	213	1,775	—	11,931	14	125
Land	17,570	24,714	9,055	999	52,338	924	408
Non-residential real estate	142,190	25,077	16,101	117	183,485	1,374	2,297
Consumer loans	14,399	268	423	20	15,110	80	182
Commercial loans	45,509	4,009	5,034	121	54,673	623	709

Total	$445,007	73,104	47,534	1,726	567,371	4,080	7,182

Impaired loans by classification type

				For the year ended
	At December 31, 2012			12/31/12
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with no recorded reserve	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$1,759	1,759	—	5,279	107
Home equity line of credit	1,169	1,169	—	869	50
Junior liens	—	—	—	281	3
Multi-family	4,077	4,077	—	3,626	219
Construction	4,848	4,848	—	3,133	174
Land	20,279	20,279	—	19,857	504
Non-residential real estate	15,363	15,363	—	19,936	855
Consumer loans	81	81	—	66	5
Commercial loans	1,617	1,617	—	2,701	165

Total	49,193	49,193	—	55,748	2,082

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with recorded reserve	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$2,836	2,836	754	3,135	145
Home equity line of credit	68	68	68	162	3
Junior liens	468	468	196	365	38
Multi-family	38	38	38	2,640	4
Construction	—	—	—	1,095	—
Land	3,570	3,570	932	4,848	213
Non-residential real estate	5,731	5,731	1,424	6,578	323
Consumer loans	475	475	121	281	1
Commercial loans	4,225	4,225	308	4,470	28

Total	17,411	17,411	3,841	23,574	755

Total impaired loans	$66,604	66,604	3,841	79,322	2,837

	At December 31, 2011			For the year ended December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with no recorded allowance	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$5,144	5,300	—	5,814	220
Home equity line of credit	181	181	—	312	5
Junior lien	469	469	—	287	14
Multi-family	5,059	5,059	—	2,797	242
Construction	1,589	1,589	—	1,437	63
Land	7,513	7,513	—	10,777	446
Non-residential real estate	9,458	11,530	—	10,410	312
Consumer loans	75	75	—	92	4
Commercial loans	480	584	—	2,244	33

Total	$29,968	32,300	—	34,170	1,339

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
Impaired loans with recorded allowance:	Investment	Balance	Allowance	Investment	Recognized
One-to-four family mortgages	$3,239	3,239	728	3,563	183
Home equity line of credit	291	291	131	399	13
Junior lien	340	340	180	703	16
Multi-family	892	892	26	1,962	15
Construction	186	186	14	1,222	11
Land	2,541	2,541	924	3,261	157
Non-residential real estate	6,760	6,760	1,374	10,833	360
Consumer loans	368	368	80	344	3
Commercial loans	4,675	4,675	623	2,671	27

Total	$19,292	19,292	4,080	24,958	785

Total impaired loans	$49,260	51,592	4,080	59,128	2,124

Allowance for loan loss account by loan

				General	Specific	Ending
Year ended	Balance	Charge off	Recovery	Provision	Provision	Balance
December 31, 2012	12/31/2011	2012	2012	2012	2012	12/31/2012
One-to-four family mortgages	$2,640	(379)	81	324	(176)	2,490
Home equity line of credit	408	(67)	6	6	21	374
Junior liens	277	(1)	4	—	(50)	230
Multi-family	1,201	(417)	—	429	(689)	524
Construction	139	—	—	117	—	256
Land	1,332	(1,033)	405	635	845	2,184
Non-residential real estate	3,671	(1,120)	137	1,033	(88)	3,633
Consumer loans	262	(510)	150	404	32	338
Commercial loans	1,332	(157)	12	(171)	(397)	619

	$11,262	(3,684)	795	2,777	(502)	10,648

				General	Specific	Ending
Year ended	Balance	Charge off	Recovery	Provision	Provision	Balance
December 31, 2011	12/31/2010	2011	2011	2011	2011	12/31/2011
One-to-four family mortgages	$1,097	(758)	139	1,687	475	2,640
Home equity line of credit	212	(123)	—	245	74	408
Junior liens	146	(27)	1	79	78	277
Multi-family	2,022	(89)	—	26	(758)	1,201
Construction	657	(353)	—	(91)	(74)	139
Land	865	(308)	30	353	392	1,332
Non-residential real estate	4,025	(2,645)	84	1,114	1,093	3,671
Consumer loans	108	(371)	112	425	(12)	262
Commercial loans	698	(201)	20	305	510	1,332

	$9,830	(4,875)	386	4,143	1,778	11,262

Non-accrual loans

	12/31/2012	12/31/2011
One-to-four family first mortgages	$2,243	2,074
Home equity lines of credit	66	134
Junior liens	4	101
Multi-family	38	—
Construction	—	—
Land	2,768	1,330
Non-residential real estate	1,134	2,231
Farmland	648	—
Consumer loans	145	9
Commercial loans	617	254

Total non-accrual loans	$7,663	6,133

Past due and non-accrual balances by loan classification

		30 - 89			Impaired Loans
	Currently	Days	Non-accrual	Special	Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
			(Dollars in Thousands)
One-to-four family mortgages	$155,936	1,339	2,243	779	2,038	—	162,335
Home equity line of credit	34,732	5	66	1,109	1,171	—	37,083
Junior liens	3,584	237	4	47	464	—	4,336
Multi-family	27,463	—	38	1,478	4,077	—	33,056
Construction	13,876	176	—	—	4,848	—	18,900
Land	14,237	137	2,768	7,683	21,081	—	45,906
Non-residential real estate	146,150	293	1,782	1,899	19,312	—	169,436
Consumer loans	13,266	74	145	—	401	—	13,886
Commercial loans	43,961	230	617	516	5,225	—	50,549

Total	$453,205	2,491	7,663	13,511	58,617	—	535,487

		30 - 89			Impaired Loans
	Currently	Days	Non-accrual	Special	Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
			(Dollars in Thousands)
One-to-four family mortgages	$153,375	628	2,074	9,163	5,722	230	171,192
Home equity line of credit	36,528	5	134	1,664	134	229	38,694
Junior liens	4,778	312	101	521	497	—	6,209
Multi-family	20,715	—	—	7,073	5,951	—	33,739
Construction	9,943	107	—	213	1,668	—	11,931
Land	17,570	237	1,330	24,714	7,488	999	52,338
Non-residential real estate	142,190	487	2,231	24,782	13,678	117	183,485
Consumer loans	14,399	28	9	268	386	20	15,110
Commercial loans	45,509	506	254	4,003	4,385	16	54,673

Total	$445,007	2,310	6,133	72,401	39,909	1,611	567,371

Company's loans classified as Troubled Debt Restructurings (TDR's)

	2012	2011
Total TDR:
One-to-four family mortgages	$1,888	2,521
Home equity line of credit	—	—
Junior lien	196	857
Multi-family	234	—
Construction	4,112	—
Land	3,424	941
Non-residential real estate	3,173	3,367
Farmland Consumer loans	909 5	— 33
Commercial loans	128	125

	14,069	7,844

Less:
TDR in non-accrual status
One-to-four family mortgages	—	(1,410)
Home equity line of credit	—	—
Junior lien	(100)	(100)
Multi-family	—	—
Construction	—	—
Land	(2,768)	—
Farmland Non-residential real estate	(44 —)	— (1)
Consumer loans	—	(1)
Commercial loans	(119)	(105)

Total performing TDR	$11,038	6,227

Summary of loans to Officers, Directors and their Affiliates

	2012	2011
Balance at beginning of period	$10,917	11,641
New loans	2,463	2,940
Principal repayments	(4,534)	(3,664)

Balance at end of period	$8,846	$10,917